Share-Based Payments - Schedule of Warrants (Details) - Warrants.	3 Months Ended
	Mar. 31, 2022 kr / shares	Mar. 31, 2022 kr / shares $ / shares	Mar. 31, 2021 kr / shares
Number of warrants outstanding
Warrants granted at beginning of period	2,732,618	2,732,618	2,228,076
Warrants granted	35,000	35,000
Warrants forfeited	(2,899)	(2,899)	(7,566)
Warrants cancelled			(10,404)
Warrants granted at end of period	2,764,719	2,764,719	2,210,606
Warrants exercisable	(2,158,097)	(2,158,097)
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share	kr 7.53		kr 1
Warrants granted, price per share | (per share)		$ 2.96	1
Warrants forfeited, price per share | (per share)		$ 5.35	1
Warrants cancelled, price per share			1
Warrants granted at end of period, price per share	7.81		kr 1
Warrants exercisable, price per share	kr 2.06	$ 2.06